GOODWILL, INTANGIBLE AND TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
The carrying amounts of goodwill and intangible assets are summarized as follows:

	December 31,
	2023	2022
Goodwill on acquisitions	3,908	3,767
Concessions, patents and licenses	266	208
Customer relationships and trade marks	155	133
Emission rights	642	748
Other	131	47
Total	5,102	4,903
Other intangible assets are summarized as follows:

	Concessions, patents and licenses	Customer relationships and trade marks	Other	Total
Cost
At December 31, 2021	417	1,081	390	1,888
Acquisitions[1]	54	—	743	797
Acquisitions through business combinations (note 2.2.4)	11	70	—	81
Disposals	—	—	(3)	(3)
Foreign exchange differences	(43)	(60)	(12)	(115)
Transfers and other movements	7	—	(128)	(121)
At December 31, 2022	446	1,091	990	2,527
Acquisitions[1]	75	—	102	177
Acquisitions through business combination (note 2.2.4)	8	24	100	132
Disposal	—	—	(222)	(222)
Divestment (note 2.3)	(18)	—	—	(18)
Foreign exchange differences	32	49	36	117
Transfers and other movements	13	4	18	35
At December 31, 2023	556	1,168	1,024	2,748

Accumulated amortization and impairment losses
At December 31, 2021	222	1,001	171	1,394
Amortization charge	50	6	31	87
Impairment charge (note 5.3)	6	—	—	6
Foreign exchange differences	(33)	(50)	(7)	(90)
Transfers and other movements	(7)	1	—	(6)
At December 31, 2022	238	958	195	1,391
Divestment (note 2.3)	(18)	—	—	(18)
Amortization charge	59	12	52	123
Foreign exchange differences	23	43	8	74
Transfers and other movements	(12)	—	(4)	(16)
At December 31, 2023	290	1,013	251	1,554

Carrying amount
At December 31, 2022	208	133	795	1,136
At December 31, 2023	266	155	773	1,194
1.Acquisitions in 'other' mainly relate to CO2 emission rights.

Schedule of Goodwill Acquired
Goodwill acquired in business combinations for each of the Company’s operating segments is as follows:

	December 31, 2022	Acquisitions[1]	Foreign exchange differences and other movements	Divestments[2]	December 31, 2023
NAFTA	1,540	—	23	—	1,563
Brazil	1,070	164	82	—	1,316
Europe	523	57	33	—	613
ACIS	634	—	(24)	(194)	416
Total	3,767	221	114	(194)	3,908

	December 31, 2021	Acquisitions[1]	Foreign exchange differences and other movements	December 31, 2022
NAFTA	1,576	—	(36)	1,540
Brazil	1,010	—	60	1,070
Europe	499	55	(31)	523
ACIS	846	—	(212)	634
Total	3,931	55	(219)	3,767
1.See note 2.2.4
2.See note 2.3

Schedule of Property, Plant and Equipment	Except for land and assets used in mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 64 years
Auxiliary facilities	15 to 60 years
Other facilities	5 to 20 years
Property, plant and equipment and biological assets are summarized as follows:

	Land, buildings and Improvements	Machinery, equipment and other[2]	Construction in progress	Right-of-use assets	Mining Assets	Total
Cost
At December 31, 2021	10,121	35,348	4,533	1,750	3,407	55,159
Additions	34	220	3,533	381	33	4,201
Acquisitions through business combinations (note 2.2.4)	193	742	70	37	—	1,042
Foreign exchange differences	(811)	(3,344)	(109)	(124)	(87)	(4,475)
Disposals	(137)	(545)	(4)	—	(18)	(704)
Other movements [1]	76	1,712	(2,136)	(41)	105	(284)
At December 31, 2022	9,476	34,133	5,887	2,003	3,440	54,939
Additions	61	291	4,372	258	52	5,034
Acquisitions through business combinations (note 2.2.4)	789	1,057	23	30	—	1,899
Foreign exchange differences	473	1,458	112	68	7	2,118
Disposals	(191)	(850)	(1)	—	(7)	(1,049)
Divestments (note 2.3)	(40)	(2,074)	(550)	—	(661)	(3,325)
Other movements [1]	282	1,950	(2,500)	(87)	201	(154)
At December 31, 2023	10,850	35,965	7,343	2,272	3,032	59,462

Accumulated depreciation and impairment
At December 31, 2021	3,643	17,596	999	678	2,168	25,084
Depreciation charge for the year	283	1,893	—	193	124	2,493
Impairment (note 5.3)	146	688	155	10	21	1,020
Disposals	(109)	(502)	(1)	—	(18)	(630)
Foreign exchange differences	(496)	(2,403)	(9)	(59)	(68)	(3,035)
Other movements [1]	(19)	(71)	(17)	(29)	(24)	(160)
At December 31, 2022	3,448	17,201	1,127	793	2,203	24,772
Depreciation charge for the year	315	1,875	—	235	127	2,552
Impairment (note 5.3)	16	529	233	—	66	844
Disposals	(187)	(808)	—	—	(7)	(1,002)
Foreign exchange differences	248	977	(2)	12	6	1,241
Divestments (note 2.3)	(26)	(1,521)	(235)	—	(571)	(2,353)
Other movements [1]	5	(101)	(40)	(112)	—	(248)
At December 31, 2023	3,819	18,152	1,083	928	1,824	25,806

Carrying amount
At December 31, 2022	6,028	16,932	4,760	1,210	1,237	30,167
At December 31, 2023	7,031	17,813	6,260	1,344	1,208	33,656
1.Other movements predominantly represent transfers from construction in progress to other categories and retirement of fully depreciated assets.
2.Machinery, equipment and other includes biological assets of 64 and 47 as of December 31, 2023 and 2022, respectively, and bearer plants of 51 and 37 as of December 31, 2023 and 2022, respectively.

Schedule of Impairment of Assets
Net impairment charges/(reversals) were as follows:

	Year ended December 31,
Type of asset	2023	2022	2021
Goodwill	194	—	—
Intangible assets	—	6	—
Tangible assets	844	1,020	(218)
Total	1,038	1,026	(218)
GCGU weighted average pre-tax discount rates were as follows in 2023 and 2022:

	NAFTA	Brazil	Europe	ACIS
GCGU weighted average pre-tax discount rate used in 2023 (in %)	13.0	17.2	11.5	20.8
GCGU weighted average pre-tax discount rate used in 2022 (in %)	13.3	18.7	10.6	18.4
The table below describes the amount by which the value assigned to a key assumption must change in order for the recoverable amount to equal the carrying amount.

ACIS
Excess of recoverable amount over carrying amount	149
Increase in pre-tax discount rate (change in basis points)	97
Decrease in average selling price (change in %)	1.3%
Decrease in shipments (change in %)	4.3%

Cash Generating Unit	Region	Operating Segment	Recoverable Amount (Value in Use)	Total Impairment Recorded	2023 Pre-Tax Discount Rate	2022 Pre-Tax Discount Rate	Carrying Amount of property, plant and equipment as of December 31, 2023
Long Products South Africa	South Africa	ACIS	264	112	17.3%	17.5%	86

Cash-Generating Unit	Region	Operating Segment	Recoverable Amount (Value in Use)	Total Impairment Recorded	2022 Pre-Tax Discount Rates		2021 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2022
					Applied to 2023 projections	Applied to subsequent projections
AMKR	Ukraine	ACIS	1,003	1,026	47.1%	20.0%	16.9%	655

Cash-Generating Unit	Region	Operating Segment	Impairment Reversed	2021 Pre-Tax Discount Rate	2020 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2021
Europe flat products	Europe	Europe	218	8.5%	8.5%	11,005